CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 627	$ 642
Restricted cash	165	44
Trade receivables and other current assets	955	1,321
Financial instrument assets	124	106
Due from related parties	1,427	615
Assets held for sale	0	698
Total current assets	3,298	3,426
Financial instrument assets	301	481
Equity-accounted investments	644	451
Property, plant and equipment, at fair value	44,038	37,828
Goodwill	854	723
Deferred income tax assets	102	70
Other long-term assets	184	309
Total Assets	49,421	43,288
Current liabilities
Accounts payable and accrued liabilities	807	621
Financial instrument liabilities	441	270
Due to related parties	456	464
Non-recourse borrowings	1,891	1,299
Provisions	19	16
Liabilities directly associated with assets held for sale	0	217
BEPC exchangeable and class B shares	4,721	4,364
Total current liabilities	8,335	7,251
Financial instrument liabilities	1,376	578
Non-recourse borrowings	14,181	12,416
Deferred income tax liabilities	5,819	5,263
Provisions	926	341
Due to related parties	930	2
Other long-term liabilities	725	613
Equity
The partnership	5,787	5,873
Total Equity	17,129	16,824
Total Liabilities and Equity	49,421	43,288
Non-controlling interests
Current assets
Cash and cash equivalents	374	452
Property, plant and equipment, at fair value	24,429	20,882
Equity
Non-controlling interests	11,342	10,951
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	11,070	10,680
Total Equity	11,070	10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	272	271
Total Equity	$ 272	$ 271